Asset Securitizations (Details Textuals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securitized Trusts [Line Items]
Restricted cash	$ 568,000,000	$ 584,000,000
American Express Travel Related Services Company Inc [Member]
Securitized Trusts [Line Items]
Subordinated securities owned	800,000,000
American Express Charge Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	3,000,000	15,000,000
American Express Lending Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	$ 73,000,000	$ 192,000,000